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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1996
                                               ------------------
Check here if Amendment [X]; Amendment Number:  4
                                               ---

  This Amendment (Check only one):     [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RBS Partners, L.P.
                  ----------------------------------
Address:          1 Lafayette Place
                  ----------------------------------
                  Greenwich, CT 06830
                  ----------------------------------
13F File Number:  28-2610
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             E.J. Bird
                  ---------------------------------
Title:            Vice President of General Partner
                  ---------------------------------
Phone:            (203) 861-4600
                  ---------------------------------

Signature, Place, and Date of Signing:

      /s/ E.J. Bird                     Greenwich, CT        November 13, 2000
--------------------------------     -------------------     -----------------
          [Signature]                 [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               NONE

Form 13F Information Table Entry Total:            40

Form 13F Information Table Value Total:  $  1,000,227
                                        (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F Information Table
Page 1 of 1


        COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------ ----------------  -----------  ---------  ---------------------  ----------  --------  -------------------
                            TITLE OF                      VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER           CLASS           CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------ ----------------- -----------  ---------  ----------  ---  ----  ----------  -------- -------------------
Armor All Products Corp.   Common          042256-10-7          8        530    SH          DEFINED                 530
Armor All Products Corp.   Common          042256-10-7        536     34,870    SH           SOLE                34,870
American Express Co        Common          025816-10-9      1,041     22,500    SH          DEFINED              22,500
American Express Co        Common          025816-10-9     68,936  1,490,500    SH           SOLE             1,490,500
Bandag Inc.                Common          059815-10-0         23        465    SH          DEFINED                 465
Bandag Inc.                Common          059815-10-0      1,636     33,135    SH           SOLE                33,135
Citicorp*                  Common          173034-10-9      1,932     21,315    SH          DEFINED              21,315
Citicorp*                  Common          173034-10-9    142,236  1,569,500    SH           SOLE             1,569,500
Chrysler Corp.             Common          171196-10-8         88      3,060    SH          DEFINED               3,060
Chrysler Corp.             Common          171196-10-8      5,752    200,940    SH           SOLE               200,940
Dow Chemical Co.           Common          260543-10-3      1,190     14,830    SH          DEFINED              14,830
Dow Chemical Co.           Common          260543-10-3     78,771    981,570    SH           SOLE               981,570
Fund Amern
 Enterprises Hldgs         Common          360768-10-5        279      3,045    SH          DEFINED               3,045
Fund Amern
 Enterprises Hldgs         Common          360768-10-5     18,293    199,923    SH           SOLE               199,923
Glendale Fed Bk
 Fed Svgs Bk CA            Common          378507-50-3         18      1,020    SH          DEFINED               1,020
Glendale Fed Bk
 Fed Svgs Bk CA            Common          378507-50-3      1,173     66,080    SH           SOLE                66,080
International
 Business Machs            Common          459200-10-1     94,857    761,905    SH          DEFINED             761,905
International
 Business Machs            Common          459200-10-1    154,130  1,237,995    SH           SOLE             1,237,995
International
 Business Machs            Options         459200-90-1        579        130    SH  Calls   DEFINED                 130
International
 Business Machs            Options         459200-90-1     29,214      6,565    SH  Calls    SOLE                 6,565
Jostens Inc.               Common          481088-10-2        262     12,565    SH          DEFINED              12,565
Jostens Inc.               Common          481088-10-2     17,448    835,835    SH           SOLE               835,835
Laboratory Corp.
 Amer. Hldgs               Options-        50540R-11-0         15     68,263    SH  Calls   DEFINED              68,263
Laboratory Corp.
 Amer. Hldgs               Options-        50540R-11-0        230  1,049,221    SH  Calls    SOLE             1,049,221
Laboratory Corp.
 Amer. Hldgs               Common          50540R-10-2      1,097    283,003    SH          DEFINED             283,003
Laboratory Corp.
 Amer. Hldgs               Common          50540R-10-2     13,231  3,414,385    SH           SOLE             3,414,385
Limited Inc.               Common          532716-10-7        249     13,000    SH          DEFINED              13,000
Limited Inc.               Common          532716-10-7     17,760    928,604    SH           SOLE               928,604
McKesson Corp.             Common          581556-10-7      1,464     30,910    SH          DEFINED              30,910
McKesson Corp.             Common          581556-10-7     96,772  2,042,690    SH           SOLE             2,042,690
PS Group Inc.              Common          693624-10-8     15,428  1,198,270    SH           SOLE             1,198,270
Rexene Corp.               Common          761683-10-1          5        380    SH          DEFINED                 380
Rexene Corp.               Common          761683-10-1        271     22,820    SH           SOLE                22,820
Reebok Int'l Ltd           Options-        758110-90-0          1          1    SH  Calls   DEFINED                   1
Reebok Int'l Ltd           Options-        758110-90-0          8          9    SH  Calls    SOLE                     9
UST Inc.                   Common          902911-10-6         44      1,500    SH          DEFINED               1,500
UST Inc.                   Common          902911-10-6      2,918     98,500    SH           SOLE                98,500
Walters Industries Inc.    Common          93317Q-10-5     19,519  1,530,880    SH          DEFINED           1,530,880
Wells Fargo & Co**         Common          949740-10-4      3,250     12,500    SH          DEFINED              12,500
Wells Fargo & Co**         Common          949740-10-4    242,736    933,600    SH           SOLE               933,600
* Short position in
   this security                                          (14,193)  (156,615)
** Short position in
     this security                                        (18,980)   (73,000)


                                           Grand Total  1,000,227
